Annual Total Returns- Janus Henderson Value Plus Income Fund (Class D Shares) [BarChart] - Class D Shares - Janus Henderson Value Plus Income Fund - Class D	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	3.66%	11.56%	13.66%	9.32%	(2.50%)	10.87%	9.51%	(4.18%)	18.42%